Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 471,859	¥ 456,924	¥ 448,676
Liability for Future Policy Benefit, Interest Expense	31,466	28,105	24,971
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	184,650	168,805	162,667
Liability for Future Policy Benefit, Interest Expense	13,895	13,142	12,309
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	199,809	205,787	208,640
Liability for Future Policy Benefit, Interest Expense	10,509	9,720	9,077
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	87,400	82,332	77,369
Liability for Future Policy Benefit, Interest Expense	¥ 7,062	¥ 5,243	¥ 3,585